Segment Information	12 Months Ended
Mar. 31, 2012
Segment Information
(20)	Segment Information

In accordance with the provisions of ASC 280, the segments reported below are the components of the Company for which separate financial information is available that is evaluated regularly by the chief operating decision maker of the Company in deciding how to allocate resources and in assessing performance.

The Company restructured its Group organization on January 1, 2012 resulting in the number of reportable segments from six to eight. “AVC Networks” provides imaging equipment such as flat-panel TVs, AVC network equipment including Blue-ray Disc recorders, digital cameras and notebook PCs as well as projectors, airplane AV systems and other business-use AV equipment. “Appliances” delivers products and services that meet customer needs in the homemaking, cooking, beauty and grooming and health, cooling and heating, hot water supply, and cold chain equipment fields. “Systems & Communications” is comprised of the system network and mobile communications businesses. “Eco Solutions” is comprised of four business groups, which are the lighting business, the energy systems business, the housing systems business, and the environmental systems business. “Automotive Systems” operates in wide-ranging fields such as car-use-multimedia-related equipment, eco-car-related equipment and electrical components. “Industrial Devices” covers a wide range of products such as electronic components, electronic materials, semiconductors, and optical devices. “Energy” develops a broad energy-based business including solar photovoltaic systems and lithium-ion batteries where use is also expanding from consumer to storage, in-car, and other fields. “Other” provides a variety of healthcare-related products and services, manufacturing systems for electronic component mounting, ‘eco ideas’ homes through each of its detached housing, asset and property management, and home remodeling businesses.

Segment information for fiscal 2011 and fiscal 2010 has been reclassified to conform to the presentation for fiscal 2012.

Information by segment for each of the three years ended March 31, 2012 is shown in the tables below:

By Segment:

	Yen (millions)
	2012	2011	2010
Sales:
AVC Networks:
Customers	1,451,410	1,812,495	1,874,278
Intersegment	262,065	344,264	310,578

Total	1,713,475	2,156,759	2,184,856
Appliances:
Customers	1,133,104	1,074,046	941,176
Intersegment	401,079	408,834	333,119

Total	1,534,183	1,482,880	1,274,295
System & Communications:
Customers	637,931	717,541	772,201
Intersegment	202,929	220,606	231,783

Total	840,860	938,147	1,003,984
Eco Solutions:
Customers	1,256,633	1,253,165	1,059,616
Intersegment	269,180	273,377	251,488

Total	1,525,813	1,526,542	1,311,104
Automotive Systems:
Customers	624,878	573,170	550,178
Intersegment	28,369	38,462	23,902

Total	653,247	611,632	574,080
Industrial Devices:
Customers	1,152,872	1,354,817	1,216,981
Intersegment	251,698	316,138	312,564

Total	1,404,570	1,670,955	1,529,545
Energy:
Customers	319,877	315,495	104,447
Intersegment	295,008	321,520	236,469

Total	614,885	637,015	340,916
Other:
Customers	1,269,511	1,591,943	899,103
Intersegment	611,350	712,827	649,494

Total	1,880,861	2,304,770	1,548,597
Eliminations	(2,321,678)	(2,636,028)	(2,349,397)

Consolidated total	7,846,216	8,692,672	7,417,980

	Yen (millions)
	2012	2011	2010
Profit (loss):
AVC Networks	(67,853)	27,342	14,572
Appliances	81,470	84,032	56,363
Systems & Communications	17,341	47,558	37,860
Eco Solutions	58,859	57,905	30,348
Automotive Systems	4,941	22,678	22,307
Industrial Devices	(16,599)	69,940	55,400
Energy	(20,880)	(15,232)	711
Other	23,576	60,850	22,381
Corporate and eliminations	(37,130)	(49,819)	(49,489)

Total segment profit	43,725	305,254	190,453

Interest income	13,388	11,593	12,348
Dividends received	6,129	6,323	6,746
Other income	44,124	59,050	47,896
Interest expense	(28,404)	(27,524)	(25,718)
Impairment losses of long-lived assets	(399,259)	(34,692)	(79,259)
Goodwill impairment	(163,902)	—	(3,745)
Other deductions	(328,645)	(141,197)	(178,036)

Consolidated income (loss) before income taxes	(812,844)	178,807	(29,315)

	Yen (millions)
	2012	2011	2010
Identifiable assets:
AVC Networks	848,999	1,208,534	1,228,951
Appliances	716,387	745,116	767,730
Systems & Communications	516,300	503,390	534,504
Eco Solutions	893,430	922,079	940,574
Automotive Systems	287,390	235,177	259,610
Industrial Devices	1,035,572	1,142,202	1,212,212
Energy	908,644	1,140,545	1,210,992
Other	776,412	1,009,532	1,075,235
Corporate and eliminations	617,921	916,295	1,128,249

Consolidated total	6,601,055	7,822,870	8,358,057

Depreciation and amortization:
AVC Networks	58,123	68,480	63,033
Appliances	33,021	34,083	29,038
Systems & Communications	11,052	12,869	13,760
Eco Solutions	34,822	34,493	42,075
Automotive Systems	7,528	7,463	6,295
Industrial Devices	74,961	78,597	69,907
Energy	68,355	76,069	30,885
Other	34,958	39,560	23,985
Corporate and eliminations	14,770	15,392	19,036

Consolidated total	337,590	367,006	298,014

Capital investment:
AVC Networks	53,223	138,476	239,494
Appliances	44,754	34,008	24,663
Systems & Communications	11,886	17,222	10,181
Eco Solutions	32,476	32,270	37,424
Automotive Systems	6,216	4,849	3,568
Industrial Devices	74,714	81,655	47,820
Energy	55,370	81,250	66,195
Other	28,804	37,051	22,922
Corporate and eliminations	23,359	25,404	12,052

Consolidated total	330,802	452,185	464,319

Corporate expenses include certain corporate R&D expenditures and general corporate expenses.

Corporate assets consist of cash and cash equivalents, time deposits, marketable securities in short-term investments, investments and advances and other assets related to unallocated expenses.

Depreciation and amortization include amortization of intangibles, but exclude amortization of deferred bond issuance expenses.

Capital investment consists of purchases of property, plant and equipment, and intangibles on an accrual basis.

Intangibles mainly represent patents and know-how, and software.

By Geographical Area:

Sales attributed to countries based upon the customer’s location and property, plant and equipment are as follows for each of the three years ended March 31, 2012:

	Yen (millions)
	2012	2011	2010
Sales:
Japan	4,162,025	4,514,246	3,994,379
North and South America	966,527	1,070,833	917,898
Europe	743,547	857,192	771,251
Asia and Others	1,974,117	2,250,401	1,734,452

Consolidated total	7,846,216	8,692,672	7,417,980

United States included in North and South America	804,012	904,968	781,264
China included in Asia and Others	1,043,036	1,178,010	903,531

Property, plant and equipment:
Japan	1,339,115	1,509,705	1,571,914
North and South America	36,739	36,738	42,215
Europe	39,607	45,714	48,444
Asia and Others	318,822	291,152	293,448

Consolidated total	1,734,283	1,883,309	1,956,021

There are no individually material countries which should be separately disclosed in North and South America, Europe, and Asia and Others, except for the United States and China on sales.

Transfers between segments are made at arms-length prices. There is no material concentration of sales to a single external major customer for each of the three years ended March 31, 2012.